Valuation and Qualifying Accounts - Sets Forth Activities in Accounts Receivable Reserve Accounts (Detail) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	$ 24,577	$ 20,381	$ 12,462
Provision	43,731	23,614	14,021
Amounts Charged Against Reserves	(31,912)	(19,418)	(6,102)
Ending balance	$ 36,396	$ 24,577	$ 20,381